Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019	$ 100	$ 6,582	$ (52,851)	$ (46,169)
Balance, shares at Dec. 31, 2019	10,000
Shareholder’s distributions			(35,644)	(35,644)
Net loss			30,243	30,243
Balance at Dec. 31, 2020	$ 100	6,582	(58,252)	(51,570)
Balance, shares at Dec. 31, 2020	10,000
Shareholder’s distributions			(7,322)	(7,322)
Net loss			(268,604)	(268,604)
Balance at Dec. 31, 2021	$ 100	6,582	(334,178)	(327,496)
Balance, shares at Dec. 31, 2021	10,000
Net loss			(327,065)	(327,065)
Shareholder’s contribution			616	616
Balance at Sep. 30, 2022	$ 100	$ 6,582	$ (660,627)	$ (653,945)
Balance, shares at Sep. 30, 2022	10,000